Business Organization, Nature of Operations - Additional Information (Detail)		9 Months Ended	12 Months Ended
	Mar. 22, 2013 USD ($) shares	Sep. 30, 2015 USD ($)	Dec. 31, 2014	Dec. 31, 2012 USD ($) shares	Jun. 30, 2015 USD ($)	Apr. 01, 2013
BUSINESS ORGANIZATION, NATURE OF OPERATIONS (Details) [Line Items]
Notes Issued		$ 5,000,000
Note receivable, allowance		$ 350,000
Operating Agreement [Member]
BUSINESS ORGANIZATION, NATURE OF OPERATIONS (Details) [Line Items]
Agreement term		5 years
Agreement renewal term		5 years
Procurement fee paid upon execution and delivery of agreement		$ 50,000
Procurement fee due amount		350,000
Minimum monthly payment		$ 5,000
Note receivable, allowance					$ 350,000
Procurement fee payment terms		If the procurement fees are not paid within six months, the payment terms become a minimum monthly payment of $5,000.
Ownership percentage, by parent		51.00%
Ownership percentage		49.00%
Annual licensor fee		5.00%
Operating Agreement [Member] | Maximum [Member]
BUSINESS ORGANIZATION, NATURE OF OPERATIONS (Details) [Line Items]
Deferred revenue		$ 400,000
Operating Agreement [Member] | Minimum [Member]
BUSINESS ORGANIZATION, NATURE OF OPERATIONS (Details) [Line Items]
Deferred revenue					$ 50,000
Vaporfection International Inc. [Member]
BUSINESS ORGANIZATION, NATURE OF OPERATIONS (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	260,854
Business Acquisition, Percentage of Voting Interests Acquired	100.00%					100.00%
Contributed Contribution Commitment	$ 1,600,000
Other Commitment	$ 175,000
Class of Warrant or Rights, Granted | shares	5,000
Number of Subsidiaries			6
PVM International Inc. (PVMI) [Member]
BUSINESS ORGANIZATION, NATURE OF OPERATIONS (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				2,000,000
Notes Issued				$ 1,000,000